Per share amounts (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Per Share Amounts [Abstract]
Net earnings	$ 271,650	$ 62,258
Basic weighted average shares outstanding ('000s)	140,619	120,582
Dilutive impact of equity based compensation ('000s)	1,716	1,826
Diluted weighted average shares outstanding ('000s)	142,335	122,408
Basic earnings per share	$ 1.93	$ 0.52
Diluted earnings per share	$ 1.91	$ 0.51